Subsequent events - ADS ratio change (Details) - $ / shares	Oct. 21, 2021	Dec. 31, 2019	Dec. 31, 2018	Jun. 01, 2017
Subsequent Event [Line Items]
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
ADS | Subsequent events
Subsequent Event [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001
Class A ordinary shares | Subsequent events
Subsequent Event [Line Items]
ADS conversion ratio	2.5